UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-07434

                                         The Stratton Funds, Inc.

(Exact name of registrant as specified in charter)

150 South Warner Road, Suite 460

                             King of Prussia, PA 19406-2826

(Address of principal executive offices) (Zip code)

Michelle Whalen, Assistant Vice President

The Stratton Funds, Inc.

150 South Warner Road, Suite 460

                             King of Prussia, PA 19406-2826

(Name and address of agent for service)

Registrant’s telephone number, including area code: 610-941-0888

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

SCHEDULE OF INVESTMENTS September 30, 2013 (unaudited)

Stratton Small Cap Value Fund

	Number of Shares	Market Value (Note A)
COMMON STOCKS – 94.3%
Aerospace/Defense – 2.0%
Moog, Inc. Class A†	361,925	$ 21,234,140

Banking/Financial – 16.6%
Affiliated Managers Group, Inc.†	135,500	24,747,720
Community Bank System, Inc.	391,500	13,357,980
First Midwest Bancorp, Inc.	270,000	4,079,700
Glacier Bancorp, Inc.	380,000	9,389,800
IBERIABANK Corp.	225,600	11,701,872
MB Financial, Inc.	426,600	12,047,184
Northwest Bancshares, Inc.	923,221	12,204,982
Signature Bank†	235,000	21,507,200
SVB Financial Group†	239,000	20,642,430
Umpqua Holdings Corp.	713,741	11,576,879
United Bankshares, Inc.	351,000	10,171,980
Webster Financial Corp.	410,600	10,482,618
Wintrust Financial Corp.	322,000	13,224,540

		175,134,885

Basic Materials – 5.2%
Compass Minerals International, Inc.	113,000	8,618,510
PolyOne Corp.	871,000	26,748,410
Silgan Holdings, Inc.	418,000	19,646,000

		55,012,920

Business Services – 1.5%
Cardtronics, Inc.†	426,575	15,825,933

Capital Goods – 1.7%
Oshkosh Corp.†	362,000	17,730,760

Construction – 1.4%
Beacon Roofing Supply, Inc.†	400,000	14,748,000

Consumer Durable – 2.3%
Jarden Corp.†	495,000	23,958,000

Consumer Staples – 3.2%
Casey’s General Stores, Inc.	307,300	22,586,550
Dean Foods Co.†	600,000	11,580,000

		34,166,550

Energy – 6.9%
Bonanza Creek Energy, Inc.†	323,400	15,607,284
Cabot Oil & Gas Corp.	519,600	19,391,472
Carrizo Oil & Gas, Inc.†	404,000	15,073,240
Kodiak Oil & Gas Corp.†	1,086,000	13,097,160
Superior Energy Services, Inc.†	376,678	9,432,017

		72,601,173

Health Care – 5.2%
PAREXEL International Corp.†	570,000	28,631,100

	Number of Shares	Market Value (Note A)
Health Care – continued
West Pharmaceutical Services, Inc.	632,200	$ 26,015,030

		54,646,130

Industrial – 16.5%
Actuant Corp. Class A	495,000	19,225,800
Chicago Bridge & Iron Co. N.V	410,100	27,792,477
Crane Co.	338,150	20,853,711
EnerSys, Inc.	519,500	31,497,285
Generac Holdings, Inc.	250,000	10,660,000
MasTec, Inc.†	855,000	25,906,500
Trinity Industries, Inc.	255,000	11,564,250
United Rentals, Inc.†	452,141	26,355,299

		173,855,322

Insurance/Services – 1.2%
Selective Insurance Group, Inc.	505,200	12,377,400

REITs – 5.4%
Highwoods Properties, Inc.	382,264	13,497,742
Home Properties, Inc.	212,700	12,283,425
Medical Properties Trust, Inc.	1,187,000	14,445,790
SL Green Realty Corp.	188,000	16,701,920

		56,928,877

Retailing – 6.8%
Aaron’s, Inc.†	449,250	12,444,225
ANN, Inc.†	378,498	13,709,197
Brinker International, Inc.	395,000	16,009,350
Cabela’s, Inc.†	320,439	20,197,270
The Jones Group, Inc.	625,000	9,381,250

		71,741,292

Technology – 12.7%
Anixter International, Inc.†	261,700	22,940,622
Belden, Inc.	464,600	29,757,630
CACI International, Inc. Class A†	191,000	13,200,010
NetScout Systems, Inc.†	500,000	12,785,000
ON Semiconductor Corp.†	1,490,800	10,882,840
PTC, Inc.†	715,000	20,327,450
RF Micro Devices, Inc.†	1,797,000	10,135,080
Solera Holdings, Inc.	270,000	14,274,900

		134,303,532

Utilities – 5.7%
Avista Corp.	455,986	12,038,030
El Paso Electric Co.	386,281	12,901,785
Portland General Electric Co.	363,500	10,261,605
Southwest Gas Corp.	276,110	13,805,500

See accompanying Notes to Schedules of Investments.

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SCHEDULE OF INVESTMENTS September 30, 2013 (unaudited) (continued)

Stratton Small Cap Value Fund

	Number of Shares	Market Value (Note A)
Utilities – continued
UNS Energy Corp.	225,300	$ 10,503,486

		59,510,406

Total Common Stocks (Cost $564,154,582)		993,775,320

	Principal Amount
SHORT-TERM INVESTMENTS – 6.1%
BNY Mellon Cash Reserve 0.01%, due 10/01/13	$63,725,921	63,725,921

Total Short-Term Investments (Cost $63,725,921)		63,725,921

Total Investments — 100.4% (Cost $627,880,503*)		1,057,501,241
Liabilities in Excess of Other Assets — (0.4%)		(3,835,805)

NET ASSETS — 100.0%		$1,053,665,436

REIT – Real Estate Investment Trust

†	Non-income producing security
*	Aggregate cost is $627,880,503 and net unrealized appreciation is as follows:

Gross unrealized appreciation	$431,106,398
Gross unrealized depreciation	(1,485,660)

Net unrealized appreciation	$429,620,738

See accompanying Notes to Schedules of Investments.

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NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2013 (unaudited)

Note A. Security Valuation – Securities listed or admitted to trading on any national securities exchange are valued at their last sale price on the exchange where the securities are principally traded or, if there has been no sale on that date, at the mean between the last reported bid and asked prices. Securities traded in the over-the-counter market are valued at the official closing price if carried in the National Market Issues section by NASDAQ; other over-the-counter securities are valued at the mean between the closing bid and asked prices obtained from a principal market maker. All other securities and assets, for which no quotations are readily available, are valued at their “fair value” as determined in good faith by the Advisor, subject to the oversight of the Boards of Directors of the Funds. Some of the more common reasons that may necessitate that a security be valued at “fair value” include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; or the security has not been traded for an extended period of time.

Note B. Fair Value Measurements – Various inputs are used in determining the fair value of investments which are as follows:

Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date

Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active

Level 3 - Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value each Fund’s net assets as of September 30, 2013 is as follows:

	Mid Cap Value Fund	Real Estate Fund	Small Cap Value Fund
Level 1 - Quoted prices *	$61,276,017	$82,645,037	$1,057,501,241
Level 2 - Significant observable inputs	—	—	—
Level 3 - Significant unobservable inputs	—	—	—

Total Market Value of Investments	$61,276,017	$82,645,037	$1,057,501,241

*	The breakdown of each Fund’s investments into major categories is disclosed in its Schedule of Investments.

During the nine month period ended September 30, 2013, the Funds did not recognize any transfers to/from Level 1 or 2.

Note C. Determination of Gains or Losses on Sales of Securities – Gains or losses on the sale of securities are calculated for accounting and tax purposes on the identified cost basis.

Note D. Tax Disclosure – No provision for federal income taxes is required since the Funds intend to continue

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NOTES TO SCHEDULES OF INVESTMENTS (continued)

September 30, 2013 (unaudited)

to comply with all requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and capital gains to shareholders. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of September 30, 2013.

As of December 31, 2012, Mid Cap Value Fund had pre-enactment net capital loss carryforwards for federal income tax purposes of $10,083,397 and $5,764,210, which are available to reduce future required distributions of net capital gains to shareholders. These amounts are available through 2017 and 2018, respectively. Mid Cap Value Fund also had a long-term capital loss carryforward of $316,372 available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. This capital loss carryforward is not subject to expiration and must first be utilized to offset future realized gains of the same character and must be utilized prior to the utilization of the loss carryforwards subject to expiration described previously. Real Estate Fund and Small Cap Value Fund did not have capital loss carryforwards for federal income tax purposes.

Under the Act, any capital loss, as defined by the Internal Revenue Code, that is realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Funds had no deferred qualified late-year losses for the year ending December 31, 2012.

For additional information regarding the accounting policies of the Funds, refer to the most recent financial statements in the N-CSR filings at www.sec.gov.

2

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Stratton Funds, Inc.

By (Signature and Title)*	/s/ Gerald M. Van Horn
Gerald M. Van Horn, Chief Executive Officer
(principal executive officer)

Date	11/5/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gerald M. Van Horn
Gerald M. Van Horn, Chief Executive Officer
(principal executive officer)

Date	11/5/2013

By (Signature and Title)*	/s/ Lynne M. Cannon
Lynne M. Cannon, Chief Financial Officer
(principal financial officer)

Date	11/5/2013

* Print the name and title of each signing officer under his or her signature.